Gains or losses on financial assets and liabilities - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets at fair value through profit or loss	€ 161,069	€ 160,240	€ 179,796
Maximum exposure to credit risk	993,412
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	55,939	57,243	72,043
Maximum exposure to credit risk	33,289
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	12,198	22,286	15,043
Debt instruments
Financial instruments
Financial assets at fair value through profit or loss	36,609	39,836	52,320
Spanish and foreign government securities
Financial instruments
Financial assets at fair value through profit or loss	27,720
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	56,323	40,875	40,390
Loans and advances - Central banks
Financial instruments
Financial assets at fair value through profit or loss	9,226
Loans and advances - Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	23,099	11,585	13,290
Loans and advances - Customers
Financial instruments
Financial assets at fair value through profit or loss	23,998	€ 29,290	€ 27,100
Loans and advances - credit institutions and customers
Financial instruments
Reverse repurchase agreements	33,837
Mortgage backed assets	€ 1,334